Details of the Statements of Profit or Loss and Other Comprehensive Income (General and Administrative Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Revenues
Salaries and related compensation	€ 1,324	€ 1,016	€ 1,030
Professional services	1,978	2,185	1,255
Other	525	399	135
Total general and administrative expenses	€ 3,827	€ 3,600	€ 2,420